Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Beginning balance	$ 1,697	$ 1,367
Additions based on tax positions related to the current year	845	330
Amounts released related to tax positions taken in prior years	(386)
Ending balance	$ 2,156	$ 1,697